Accounts Receivable and Loans	12 Months Ended
Dec. 31, 2014
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Accounts Receivable and Loans

NOTE 3

Accounts Receivable and Loans

The Company’s charge and lending payment card products result in the generation of Card Member receivables and Card Member loans, respectively.

Card Member and Other Receivables

Card Member receivables, representing amounts due on charge card products, are recorded at the time a Card Member enters into a point-of-sale transaction with a merchant. Each charge card transaction is authorized based on its likely economics, a Card Member’s most recent credit information and spend patterns. Additionally, global spend limits are established to limit the maximum exposure for the Company.

Charge Card Members generally must pay the full amount billed each month. Card Member receivable balances are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 4), and include principal and any related accrued fees.

Accounts receivable by segment as of December 31, 2014 and 2013 consisted of:

(Millions)	2014	2013
U.S. Card Services (a)	$22,468	$21,842
International Card Services	7,653	7,771
Global Commercial Services (b)	14,583	14,391
Global Network & Merchant Services (c)	147	159
Card Member receivables (d)	44,851	44,163
Less: Reserve for losses	465	386
Card Member receivables, net	$44,386	$43,777
Other receivables, net (e)	$2,614	$3,408

  Includes $7.0 billion and $7.3 billion of gross Card Member receivables available to settle obligations of a consolidated VIE as of December 31, 2014 and 2013, respectively.
  Includes $636 million and $836 million due from airlines, of which Delta Air Lines (Delta) comprises $606 million and $628 million as of December 31, 2014 and 2013, respectively.
  Includes receivables primarily related to the Company’s International Currency Card portfolios.
  Includes approximately $13.3 billion and $13.8 billion of Card Member receivables outside the U.S. as of December 31, 2014 and 2013, respectively.
  Other receivables primarily represent amounts related to (i) certain merchants for billed discount revenue and (ii) GNS partner banks for items such as royalty and franchise fees. Additionally, for 2013, the balance also included purchased GNS joint venture receivables. Other receivables are presented net of reserves for losses of $61 million and $71 million as of December 31, 2014 and 2013, respectively.

Card Member and Other Loans

Card Member loans, representing revolving amounts due on lending card products, are recorded at the time a Card Member enters into a point-of-sale transaction with a merchant, as well as amounts due from charge Card Members who utilize the lending-on-charge feature on their account and elect to revolve a portion of the outstanding balance by entering into a revolving payment arrangement with the Company. These loans have a range of terms such as credit limits, interest rates, fees and payment structures, which can be revised over time based on new information about Card Members and in accordance with applicable regulations and the respective product’s terms and conditions. Card Members holding revolving loans are typically required to make monthly payments based on pre-established amounts. The amounts that Card Members choose to revolve are subject to finance charges.

Card Member loans are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 4), and include principal, accrued interest and fees receivable. The Company’s policy generally is to cease accruing interest on a Card Member loan at the time the account is written off, and establish reserves for interest that the Company believes will not be collected.

Loans by segment as of December 31, 2014 and 2013 consisted of:

(Millions)	2014	2013
U.S. Card Services(a)	$62,592	$58,395
International Card Services	7,744	8,790
Global Commercial Services	49	53
Card Member loans	70,385	67,238
Less: Reserve for losses	1,201	1,261
Card Member loans, net	$69,184	$65,977
Other loans, net(b)	$920	$608

  Includes approximately $30.1 billion and $31.2 billion of gross Card Member loans available to settle obligations of a consolidated VIE as of December 31, 2014 and 2013, respectively.
  Other loans primarily represent loans to merchants and a store card loan portfolio. Other loans are presented net of reserves for losses of $12 million and $13 million as of December 31, 2014 and 2013, respectively.

Card Member Loans and Card Member Receivables Aging

Generally, a Card Member account is considered past due if payment is not received within 30 days after the billing statement date. The following table presents the aging of Card Member loans and receivables as of December 31, 2014 and 2013:

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2014 (Millions)	Current	Due	Due	Due	Total
Card Member Loans:
U.S. Card Services	$61,995	$179	$128	$290	$62,592
International Card Services	7,621	39	27	57	7,744
Card Member Receivables:
U.S. Card Services	$22,096	$129	$72	$171	$22,468
International Card Services (a)	7,557	29	20	47	7,653
Global Commercial Services	(b)	(b)	(b)	120	14,583

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2013 (Millions)	Current	Due	Due	Due	Total
Card Member Loans:
U.S. Card Services	$57,772	$183	$134	$306	$58,395
International Card Services	8,664	43	28	55	8,790
Card Member Receivables:
U.S. Card Services	$21,488	$125	$69	$160	$21,842
International Card Services	(b)	(b)	(b)	83	7,771
Global Commercial Services	(b)	(b)	(b)	132	14,391

  Beginning in the first quarter 2014, as a result of system enhancements, delinquency data is now available and presented on a prospective basis for the indicated aging categories. Comparable data for prior periods is not available. For risk management purposes, the Company has historically utilized 90 days past billing for the International Card Services (ICS) segment, as described below in (b).
  Delinquency data for periods other than 90 days past billing is not available due to system constraints. Therefore, such data has not been utilized for risk management purposes. The balances that are current to 89 days past due can be derived as the difference between the Total and the 90+ Days Past Due balances. For Card Member receivables in GCS as of December 31, 2014 and ICS and GCS as of December 31, 2013, delinquency data is tracked based on days past billing status rather than days past due. A Card Member account is considered 90 days past billing if payment has not been received within 90 days of the Card Member’s billing statement date. In addition, if the Company initiates collection procedures on an account prior to the account becoming 90 days past billing, the associated Card Member receivable balance is classified as 90 days past billing. These amounts are shown above as 90+ Days Past Due for presentation purposes.

Credit Quality Indicators for Card Member Loans and Receivables

The following tables present the key credit quality indicators as of or for the years ended December 31:

	2014			2013
	Net Write-Off Rate			Net Write-Off Rate
			30 Days			30 Days
		Principal,	Past Due		Principal,	Past Due
	Principal	Interest, &	as a % of	Principal	Interest, &	as a % of
	Only (a)	Fees (a)	Total	Only (a)	Fees (a)	Total
Card Member Loans:
U.S. Card Services	1.5%	1.7%	1.0%	1.8%	2.0%	1.1%
International Card Services (b)	2.0%	2.4%	1.6%	1.9%	2.3%	1.4%
Card Member Receivables:
U.S. Card Services	1.6%	1.8%	1.7%	1.7%	1.9%	1.6%
International Card Services (b)	1.9%	2.1%	1.3%	(c)	(c)	(c)

			2014		2013
			Net Loss		Net Loss
			Ratio as	90 Days	Ratio as	90 Days
			a % of	Past Billing	a % of	Past Billing
			Charge	as a % of	Charge	as a % of
			Volume	Receivables	Volume	Receivables
Card Member Receivables:
International Card Services			(c)	(c)	0.20%	1.1%
Global Commercial Services			0.09%	0.8%	0.08%	0.9%

  The Company presents a net write-off rate based on principal losses only (i.e., excluding interest and/or fees) to be consistent with industry convention. In addition, because the Company considers uncollectible interest and/or fees in estimating its reserves for credit losses, a net write-off rate including principal, interest and/or fees is also presented.
  Beginning in 2014, write-offs for certain installment loan products have been reclassified from Card Member receivables to Card Member loans. Prior period write-offs have not been reclassified.
  Historically, net loss ratio as a % of charge volume and 90 days past billings as a % of receivables were presented. Beginning in the first quarter 2014, as a result of system enhancements, 30 days past due as a % of total, net write-off rate (principal only) and Net write-off rate (principal and fees) have been presented.

Refer to Note 4 for additional indicators, including external environmental qualitative factors, management considers in its monthly evaluation process for reserves for losses.

Impaired Card Member Loans and Receivables

Impaired loans and receivables are individual larger balance or homogeneous pools of smaller balance loans and receivables for which it is probable that the Company will be unable to collect all amounts due according to the original contractual terms of the Card Member agreement. The Company considers impaired loans and receivables to include: (i) loans over 90 days past due still accruing interest, (ii) non-accrual loans and (iii) loans and receivables modified as troubled debt restructurings (TDRs).

The Company may modify, through various company sponsored programs, Card Member loans and receivables in instances where the Card Member is experiencing financial difficulty in order to minimize losses and improve collectability while providing Card Members with temporary or permanent financial relief. The Company has classified Card Member loans and receivables in these modification programs as TDRs.

Such modifications to the loans and receivables primarily include (i) temporary interest rate reductions (possibly as low as zero percent, in which case the loan is characterized as non-accrual in the Company’s TDR disclosures), (ii) placing the Card Member on a fixed payment plan not to exceed 60 months and (iii) suspending delinquency fees until the Card Member exits the modification program. Upon entering the modification program, the Card Member’s ability to make future purchases is either cancelled or in certain cases suspended until the Card Member successfully exits the modification program. In accordance with the modification agreement with the Card Member, loans may revert back to the original contractual terms (including the contractual interest rate) when the Card Member exits the modification program, which is (i) when all payments have been made in accordance with the modification agreement or, (ii) when the Card Member defaults out of the modification program. The Company establishes a reserve for Card Member interest charges and fees considered to be uncollectible.

Reserves for Card Member loans and receivables modified as TDRs are determined as the difference between the cash flows expected to be received from the Card Member (taking into consideration the probability of subsequent defaults), discounted at the original effective interest rates, and the carrying value of the Card Member loan or receivable balance. The Company determines the original effective interest rate as the interest rate in effect prior to the imposition of any penalty interest rate. All changes in the impairment measurement are included in the provision for losses in the Consolidated Statements of Income.

The following table provides additional information with respect to the Company’s impaired Card Member loans, which are not significant for GCS, and Card Member receivables, which are not significant for ICS and GCS, as of or for the years ended December 31:

	As of December 31, 2014											For the Year EndedDecember 31, 2014
	Loans over
	90 Days				Loans &		Total					Average
	Past Due		Non-		Receivables		Impaired	Unpaid				Balance of	Interest
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance		Impaired	Income
2014 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)	Loans	Recognized
Card Member Loans:
U.S. Card Services	$161		$241		$286		$688	$646		$67		$750	$49
International Card Services	57		―		―		57	56		―		62	16
Card Member Receivables:
U.S. Card Services	―		―		48		48	48		35		47	―
Total	$218		$241		$334		$793	$750		$102		$859	$65

	As of December 31, 2013											For the Year EndedDecember 31, 2013
	Loans over
	90 Days				Loans &		Total					Average
	Past Due		Non-		Receivables		Impaired	Unpaid				Balance of	Interest
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance		Impaired	Income
2013 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)	Loans	Recognized
Card Member Loans:
U.S. Card Services (f)	$167		$294		$351		$812	$775		$78		$948	$46
International Card Services	54		4		5		63	62		―		67	16
Card Member Receivables:
U.S. Card Services	―		―		50		50	49		38		81	―
Total	$221		$298		$406		$925	$886		$116		$1,096	$62

	As of December 31, 2012											For the Year EndedDecember 31, 2012
	Loans over
	90 Days				Loans &		Total					Average
	Past Due		Non-		Receivables		Impaired	Unpaid				Balance of	Interest
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance		Impaired	Income
2012 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)	Loans	Recognized
Card Member Loans:
U.S. Card Services	$73		$426		$627		$1,126	$1,073		$152		$1,221	$47
International Card Services	59		5		6		70	69		1		75	16
Card Member Receivables:
U.S. Card Services	―		―		117		117	111		91		135	―
Total	$132		$431		$750		$1,313	$1,253		$244		$1,431	$63

  The Company’s policy is generally to accrue interest through the date of write-off (i.e. 180 days past due). The Company establishes reserves for interest that the Company believes will not be collected. Amounts presented exclude loans modified as a TDR.
  Non-accrual loans not in modification programs include certain Card Member loans placed with outside collection agencies for which the Company has ceased accruing interest.
  Total loans and receivables modified as a TDR includes $34 million, $43 million and $320 million that are non-accrual and $26 million, $29 million and $6 million that are past due 90 days and still accruing interest as of December 31, 2014, 2013 and 2012, respectively.
  Unpaid principal balance consists of Card Member charges billed and excludes other amounts charged directly by the Company such as interest and fees.
  Represents the reserve for losses for TDRs, which are evaluated individually for impairment. The Company records a reserve for losses for all impaired loans. Refer to Card Member Loans Evaluated Individually and Collectively for Impairment in Note 4 for further disclosures regarding the reserve for losses on loans over 90 days past due and accruing interest and non-accrual loans, which are evaluated collectively for impairment.
  For the year 2013, certain amounts and their related reserves have been reclassified between Non-Accrual Loans and Loans & Receivables Modified as TDR.

Card Member Loans and Receivables Modified as TDRs

The following table provides additional information with respect to the U.S. Card Services (USCS) Card Member loans and receivables modified as TDRs for the years ended December 31. The ICS and GCS Card Member loans and receivables modifications were not significant.

	Number of	Outstanding	Average Interest	Average Payment
	Accounts	Balances(a,b)	Rate Reduction	Term Extensions
2014	(in thousands)	($ in millions)	(% points)	(# of months)
Troubled Debt Restructurings:
Card Member Loans	46	$342	10	(c)
Card Member Receivables	15	176	(c)	12
Total	61	$518

	Number of	Outstanding	Average Interest	Average Payment
	Accounts	Balances(a,b)	Rate Reduction	Term Extensions
2013	(in thousands)	($ in millions)	(% points)	(# of months)
Troubled Debt Restructurings:
Card Member Loans	60	$448	10	(c)
Card Member Receivables	20	247	(c)	12
Total	80	$695

	Number of	Outstanding	Average Interest	Average Payment
	Accounts	Balances(a,b)	Rate Reduction	Term Extensions
2012	(in thousands)	($ in millions)	(% points)	(# of months)
Troubled Debt Restructurings:
Card Member Loans	106	$779	12	(c)
Card Member Receivables	37	425	(c)	13
Total	143	$1,204

  Represents the outstanding balance immediately prior to modification. In certain modifications, the principal balance was reduced in the aggregate amount of $4 million and $24 million for the years ended December 31, 2013 and 2012, respectively. Modifications did not reduce the aggregate principal balance for the year ended December 31, 2014.
  The outstanding balance includes principal, fees and accrued interest on Card Member loans and principal and fees on Card Member receivables.
  For Card Member loans, there have been no payment term extensions. The Company does not offer interest rate reduction programs for Card Member receivables as the receivables are non-interest bearing.

The following table provides information for the years ended December 31, 2014, 2013 and 2012, with respect to the USCS Card Member loans and receivables modified as TDRs that subsequently defaulted within 12 months of modification. A Card Member is considered in default from a modification program after one and up to two consecutive missed payments, depending on the terms of the modification program. For all Card Members that defaulted from a modification program, the probability of default is factored into the reserves for Card Member loans and receivables. The defaulted ICS Card Member loan and receivable modifications were not significant.

		Aggregated
		Outstanding
	Number of	Balances
2014 (Accounts in thousands, Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings That Subsequently Defaulted:
Card Member Loans	10	$85
Card Member Receivables	3	44
Total	13	$129

		Aggregated
		Outstanding
	Number of	Balances
2013 (Accounts in thousands, Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings That Subsequently Defaulted:
Card Member Loans	18	$159
Card Member Receivables	3	38
Total	21	$197

		Aggregated
		Outstanding
	Number of	Balances
2012 (Accounts in thousands, Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings That Subsequently Defaulted:
Card Member Loans	23	$182
Card Member Receivables	1	37
Total	24	$219

The outstanding balance includes principal, fees, and accrued interest on Card Member loans and principal and fees on Card Member receivables.